UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Raging Capital Management, LLC
Address: Ten Princeton Avenue
         Rocky Hill, New Jersey 08553

Form 13F File Number: 28-14727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick C. Wasch
Title: Attorney-in-fact for William C. Martin, Managing Member of Reporting
       Manager
Phone: (609) 228-6225

Signature, Place, and Date of Signing:

       /s/ Frederick C. Wasch, Rocky Hill, New Jersey, August 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      37
                                              -----------------------------

Form 13F Information Table Value Total:                $328,877
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14728                   William C. Martin

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
                                                     FORM 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----      ---------  -------   --- ----  ---------- --------  ---------------------
AMERICAN CAP LTD              COM              02503Y 10 3  18,860   1,874,742  SH              OTHER   1       0    1,874,742   0
AMERICAN EXPRESS CO           COM              025816 10 9   5,801     100,000  SH  PUT         OTHER   1       0      100,000   0
ATMI INC                      COM              00207R 10 1  37,328   1,814,669  SH              OTHER   1       0    1,814,669   0
BLYTH INC                     COM NEW          09643P 20 7   3,934     113,818  SH              OTHER   1       0      113,818   0
CLEARWIRE CORP NEW            CL A             18538Q 10 5   6,440   5,750,000  SH              OTHER   1       0    5,750,000   0
COLEMAN CABLE INC             COM              193459 30 2  14,952   1,720,555  SH              OTHER   1       0    1,720,555   0
COMPUGEN LTD                  ORD              M25722 10 5   6,371   1,650,504  SH              OTHER   1       0    1,650,504   0
COMSCORE INC                  COM              20564W 10 5   1,070      65,000  SH              OTHER   1       0       65,000   0
DERMA SCIENCES INC            COM PAR $.01     249827 50 2  12,686   1,332,557  SH              OTHER   1       0    1,332,557   0
EMERSON RADIO CORP            COM NEW          291087 20 3   3,029   1,477,649  SH              OTHER   1       0    1,477,649   0
ENERNOC INC                   COM              292764 10 7   2,714     374,834  SH              OTHER   1       0      374,834   0
EQT CORP                      COM              26884L 10 9  10,617     197,969  SH              OTHER   1       0      197,969   0
EQUITY RESIDENTIAL            SH BEN INT       29476L 10 7   3,118      50,000  SH  PUT         OTHER   1       0       50,000   0
EXTREME NETWORKS INC          COM              30226D 10 6  15,893   4,620,052  SH              OTHER   1       0    4,620,052   0
FEDERAL REALTY INVT TR        SH BEN INT NEW   313747 20 6  10,409     100,000  SH  PUT         OTHER   1       0      100,000   0
HARTFORD FINL SVCS GROUP INC  COM              416515 10 4   2,116     120,000  SH  CALL        OTHER   1       0      120,000   0
HARTFORD FINL SVCS GROUP INC  *W EXP 06/26/201 416515 12 0  11,622   1,145,055  SH              OTHER   1       0    1,145,055   0
HARVARD BIOSCIENCE INC        COM              416906 10 5   2,684     711,811  SH              OTHER   1       0      711,811   0
INTERMOLECULAR INC            COM              45882D 10 9   5,644     728,273  SH              OTHER   1       0      728,273   0
ISHARES TR                    DJ US REAL EST   464287 73 9   3,197      50,000  SH  PUT         OTHER   1       0       50,000   0
MACERICH CO                   COM              554382 10 1   2,953      50,000  SH  PUT         OTHER   1       0       50,000   0
MICROVISION INC DEL           *W EXP 07/23/201 594960 16 3      60     854,500  SH              OTHER   1       0      854,500   0
MILLENNIAL MEDIA INC          COM              60040N 10 5   1,113      84,400  SH              OTHER   1       0       84,400   0
MVC CAPITAL INC               COM              553829 10 2     589      45,519  SH              OTHER   1       0       45,519   0
PACIFIC BIOSCIENCES CALIF IN  COM              69404D 10 8   6,860   3,161,094  SH              OTHER   1       0    3,161,094   0
QUEST RARE MINERALS LTD       COM              74836T 10 1     955     578,581  SH              OTHER   1       0      578,581   0
RANGE RES CORP                COM              75281A 10 9   3,315      53,577  SH              OTHER   1       0       53,577   0
RESOURCE AMERICA INC          CL A             761195 20 5  13,148   2,060,741  SH              OTHER   1       0    2,060,741   0
SARATOGA INVT CORP            COM NEW          80349A 20 8   5,763     339,426  SH              OTHER   1       0      339,426   0
SHILOH INDS INC               COM              824543 10 2  10,495     912,637  SH              OTHER   1       0      912,637   0
SIGMA DESIGNS INC             COM              826565 10 3   4,847     759,691  SH              OTHER   1       0      759,691   0
SIMON PPTY GROUP INC NEW      COM              828806 10 9  45,920     295,000  SH  PUT         OTHER   1       0      295,000   0
STURM RUGER & CO INC          COM              864159 10 8   5,584     139,066  SH              OTHER   1       0      139,066   0
TARO PHARMACEUTICAL INDS LTD  SHS              M8737E 10 8  20,424     550,963  SH              OTHER   1       0      550,963   0
ULTA SALON COSMETCS & FRAG I  COM              90384S 30 3   2,801      30,000  SH  PUT         OTHER   1       0       30,000   0
VITESSE SEMICONDUCTOR CORP    COM NEW          928497 30 4   8,551   3,226,627  SH              OTHER   1       0    3,226,627   0
VONAGE HLDGS CORP             COM              92886T 20 1  17,014   8,464,897  SH              OTHER   1       0    8,464,897   0
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